Organization and Basis of Presentation, Change in Accounting Estimate (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011
Organization and Basis of Presentation
Financing Receivable Allowance for Credit Losses Period Increase Decrease Change in Estimate	$ 1,907	$ 1,907